Segment reporting (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 AUD ($)
Segment reporting
Number of reportable segment	1
Number of operating segment	1
USA
Segment reporting
Other current assets	$ 3,833,348	$ 5,238,386		$ 1,646,000	$ 2,368,000
Australia
Segment reporting
Other current assets		$ 486,313	$ 531,664		$ 136,000	$ 153,000